Goodwill and Other Acquired Intangible Assets - Schedule of Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Balance at beginning of the period			$ 1,188,902	$ 1,188,902	$ 726,856
Goodwill acquired and adjustments during the year					462,046
Goodwill acquired and adjustments during the year				46,631
Balance at end of the period	$ 1,235,533			1,235,533	1,188,902
Operating Segments | IBERIABANK
Goodwill
Balance at beginning of the period			1,160,559	1,160,559	698,513
Goodwill acquired and adjustments during the year					462,046
Goodwill acquired and adjustments during the year				43,251
Balance at end of the period	1,203,810			1,203,810	1,160,559
Operating Segments | Mortgage
Goodwill
Balance at beginning of the period			23,178	23,178	23,178
Goodwill acquired and adjustments during the year					0
Goodwill acquired and adjustments during the year				0
Balance at end of the period	23,178			23,178	23,178
Operating Segments | LTC
Goodwill
Balance at beginning of the period			5,165	5,165	5,165
Goodwill acquired and adjustments during the year					0
Goodwill acquired and adjustments during the year				3,380
Balance at end of the period	8,545			8,545	$ 5,165
Gibraltar Private Bank & Trust Company
Goodwill
Goodwill acquired and adjustments during the year	14,600
Balance at end of the period	64,300			64,300
Solomon Parks Title & Escrow
Goodwill
Goodwill acquired and adjustments during the year		$ 3,400
Balance at end of the period	$ 3,400			3,400
Sabadell United
Goodwill
Goodwill acquired and adjustments during the year			21,000	$ 21,000
Balance at end of the period			$ 441,000